Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

March 31, 2020

NCT-QTLY-0520
1.814654.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.9%
	Principal Amount	Value
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bills, yield at date of purchase 0%:
5/7/20	$75,000,000	$74,994,638
6/9/20	50,000,000	49,993,292
		124,987,930
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,991,417)		124,987,930

Commercial Paper - 98.7%
ABN AMRO Funding U.S.A. LLC 1.85% 4/6/20	43,000,000	42,996,784
ASB Finance Ltd. (London) yankee 1.92% 4/6/20	50,000,000	49,997,410
Atlantic Asset Securitization Corp.:
0.07% 4/1/20 (Liquidity Facility Credit Agricole CIB)	3,000,000	3,000,000
1.6% 6/17/20 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,935,000
1.65% 5/12/20 (Liquidity Facility Credit Agricole CIB)	22,500,000	22,460,362
1.65% 6/23/20 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,860,000
1.78% 5/21/20 (Liquidity Facility Credit Agricole CIB)	50,000,000	49,893,325
1.89% 4/3/20 (Liquidity Facility Credit Agricole CIB)	8,000,000	7,999,766
1.95% 4/2/20 (Liquidity Facility Credit Agricole CIB)	31,000,000	30,999,634
Australia & New Zealand Banking Group Ltd.:
1 month U.S. LIBOR + 0.220% 1.2251% 4/9/20 (a)(b)	40,000,000	40,006,276
yankee 1.93% 4/20/20	24,000,000	23,991,454
Autobahn Funding Co. LLC:
0.6% 4/3/20 (Liquidity Facility DZ BANK AG)	32,000,000	31,997,667
0.6% 4/3/20 (Liquidity Facility DZ BANK AG)	65,000,000	64,995,262
1% 4/2/20 (Liquidity Facility DZ BANK AG)	61,000,000	60,997,225
1% 4/2/20 (Liquidity Facility DZ BANK AG)	45,000,000	44,997,953
1.6% 4/1/20 (Liquidity Facility DZ BANK AG)	1,000,000	999,979
Bank of Montreal yankee 1.0443% 9/14/20	40,000,000	39,711,092
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.250% 1.0466% 8/13/20 (a)(b)	14,000,000	13,994,026
1 month U.S. LIBOR + 0.280% 0.9846% 7/15/20 (a)(b)	40,000,000	39,990,712
1 month U.S. LIBOR + 0.280% 1.2036% 7/21/20 (a)(b)	40,000,000	39,993,148
3 month U.S. LIBOR + 0.020% 1.7273% 11/13/20 (a)(b)	15,000,000	14,999,975
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.5% 4/2/20	45,000,000	45,000,045
1.75% 5/18/20	50,000,000	49,908,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.65% 5/4/20 (c)	6,000,000	5,993,018
1.68% 5/28/20 (c)	10,000,000	9,973,997
1.71% 5/4/20 (c)	45,000,000	44,935,826
2% 4/21/20 (c)	50,000,000	49,954,792
2% 4/29/20 (c)	45,000,000	44,945,118
2.15% 4/2/20 (c)	7,000,000	6,999,803
2.5% 4/1/20 (c)	12,000,000	11,999,857
BNP Paribas Fortis yankee 0.5% 4/3/20	3,000,000	2,999,997
BNP Paribas New York Branch yankee:
0.04% 4/1/20	17,000,000	17,000,000
0.5% 4/3/20	8,000,000	7,999,992
BPCE SA yankee 1.6% 6/24/20	10,000,000	9,975,397
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.280% 0.9846% 7/15/20 (a)(b)	15,000,000	14,997,002
1 month U.S. LIBOR + 0.280% 1.0529% 7/20/20 (a)(b)	17,000,000	16,996,501
3 month U.S. LIBOR + 0.090% 1.0889% 9/8/20 (a)(b)	30,000,000	29,927,196
yankee:
0.4% 4/3/20	45,000,000	44,999,865
0.4% 4/6/20	16,000,000	15,999,557
0.85% 9/10/20	22,000,000	21,849,588
0.85% 9/14/20	25,000,000	24,824,883
Citigroup Global Markets, Inc.:
0.86% 8/3/20	13,000,000	12,932,833
0.86% 8/5/20	15,000,000	14,921,472
1.96% 4/14/20	7,000,000	6,997,090
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.050% 0.946% 6/10/20 (a)(b)	50,000,000	49,956,855
Credit Agricole CIB yankee:
0.06% 4/1/20	152,000,000	152,000,251
1.685% 5/18/20	67,000,000	66,899,051
Credit Suisse AG yankee:
1.1% 6/11/20	40,000,000	39,899,200
2.02% 4/21/20	12,000,000	11,994,834
2.02% 4/22/20	33,000,000	32,984,289
DNB Bank ASA yankee 0.08% 4/7/20	16,513,000	16,512,780
DZ BANK AG:
1.72% 4/16/20	14,000,000	13,992,950
1.72% 4/16/20	42,300,000	42,278,698
Federation des caisses Desjardin yankee:
0.07% 4/1/20	4,000,000	4,000,000
1.55% 5/26/20	16,000,000	15,967,968
1.585% 8/28/20	2,000,000	1,987,917
1.6% 5/8/20	16,000,000	15,979,277
1.6% 5/29/20	3,000,000	2,993,623
1.74% 4/28/20	25,000,000	24,976,803
1.91% 4/24/20	40,000,000	39,968,532
1.935% 4/15/20	40,000,000	39,980,832
2.04% 4/1/20	40,000,000	39,999,984
Gotham Funding Corp. yankee 2% 4/3/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	3,000,001
HSBC Bank PLC 3 month U.S. LIBOR + 0.070% 1.9423% 7/8/20 (a)(b)	50,000,000	49,936,300
J.P. Morgan Securities, LLC:
1.05% 6/3/20	50,000,000	49,870,490
1.88% 4/27/20	13,000,000	12,988,398
Landesbank Hessen-Thuringen yankee 1.58% 5/21/20	100,000,000	99,842,040
Liberty Street Funding LLC:
2% 4/2/20 (Liquidity Facility Bank of Nova Scotia)	31,000,000	30,998,590
2.05% 4/2/20 (Liquidity Facility Bank of Nova Scotia)	2,000,000	1,999,909
2.05% 4/2/20 (Liquidity Facility Bank of Nova Scotia)	2,000,000	1,999,909
2.05% 4/3/20 (Liquidity Facility Bank of Nova Scotia)	3,000,000	2,999,781
Manhattan Asset Funding Co. LLC:
0.15% 4/1/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	18,000,000	18,000,000
1.6% 4/23/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	8,000,000	7,992,242
1.6% 5/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	2,000,000	1,996,896
1.69% 5/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	46,000,000	45,930,540
1.69% 5/8/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	7,780,000	7,767,599
1.69% 5/11/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	23,000,000	22,960,447
1.75% 4/22/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	35,000,000	34,967,510
2.1% 4/2/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	46,000,000	45,999,729
Mitsubishi UFJ Trust & Banking Corp. yankee:
1.65% 5/19/20	50,000,000	49,917,655
1.68% 5/18/20	6,000,000	5,990,320
1.7% 5/11/20	5,000,000	4,993,110
1.7% 5/14/20	5,000,000	4,992,606
1.73% 5/20/20	50,000,000	49,915,970
Mizuho Corporate Bank Ltd.:
1.445% 7/1/20	50,000,000	49,845,005
1.595% 5/27/20	100,000,000	99,818,710
Natexis Banques Populaires New York Branch yankee:
1.06% 6/5/20	20,000,000	19,956,366
1.6% 6/24/20	13,000,000	12,960,558
1.71% 5/4/20	35,000,000	34,965,952
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.190% 1.2063% 5/6/20 (a)(b)	40,000,000	40,012,616
yankee 2.03% 4/1/20	10,000,000	9,999,719
National Bank of Canada:
1 month U.S. LIBOR + 0.080% 1.5953% 8/3/20 (a)(b)	31,000,000	30,976,753
1 month U.S. LIBOR + 0.230% 1.7453% 4/3/20 (a)(b)	40,000,000	40,003,996
3 month U.S. LIBOR + 0.030% 1.9023% 7/8/20 (a)(b)	50,000,000	49,930,995
yankee:
1.88% 5/8/20	14,000,000	13,981,867
2% 4/22/20	45,000,000	44,967,744
Nationwide Building Society yankee:
0.7% 4/1/20	14,000,000	13,999,976
1.63% 4/1/20	5,000,000	4,999,992
OMERS Finance Trust:
1.36% 6/1/20 (c)	36,115,000	36,031,033
1.76% 4/7/20 (c)	29,309,000	29,306,151
Ontario Teachers' Finance Trust yankee:
1.84% 7/14/20 (c)	35,000,000	34,857,085
1.96% 5/1/20 (c)	6,000,000	5,993,888
PSP Capital, Inc. yankee:
0.4% 4/2/20 (c)	50,000,000	49,999,710
1.34% 6/5/20 (c)	50,000,000	49,881,750
1.79% 4/7/20 (c)	45,000,000	44,995,802
Royal Bank of Canada:
1 month U.S. LIBOR + 0.180% 0.8846% 4/15/20 (a)(b)	40,000,000	40,001,420
3 month U.S. LIBOR + 0.080% 1.7176% 8/27/20 (a)(b)	16,000,000	15,966,675
3 month U.S. LIBOR + 0.080% 1.7266% 8/26/20 (a)(b)	3,000,000	2,993,794
3 month U.S. LIBOR + 0.080% 1.7593% 8/25/20 (a)(b)	17,000,000	16,964,587
3 month U.S. LIBOR + 0.090% 1.3438% 9/4/20 (a)(b)	40,000,000	39,905,372
yankee 1% 9/14/20	32,650,000	32,440,985
0.91% 8/31/20	15,000,000	14,912,025
0.91% 9/4/20	28,000,000	27,831,488
Sheffield Receivables Corp. yankee:
1.68% 5/11/20 (Liquidity Facility Barclays Bank PLC)	3,000,000	2,993,782
1.68% 5/12/20 (Liquidity Facility Barclays Bank PLC)	5,000,000	4,989,325
2% 4/2/20 (Liquidity Facility Barclays Bank PLC)	15,000,000	14,999,526
2.5% 4/1/20 (Liquidity Facility Barclays Bank PLC)	22,000,000	21,999,699
Societe Generale yankee:
0.24% 4/7/20	47,000,000	46,998,538
0.29% 4/7/20	31,000,000	30,999,036
0.49% 4/3/20	62,000,000	61,999,938
Sumitomo Mitsui Trust Bank Ltd. yankee:
1.5% 4/2/20	24,000,000	23,999,834
1.5% 4/13/20	14,500,000	14,497,215
1.6% 6/8/20	26,000,000	25,941,445
1.64% 4/24/20	9,000,000	8,993,769
1.655% 6/19/20	50,000,000	49,867,445
1.89% 4/2/20	11,000,000	10,999,924
1.89% 4/8/20	30,000,000	29,997,687
1.89% 4/9/20	18,000,000	17,998,272
Svenska Handelsbanken AB:
1 month U.S. LIBOR + 0.190% 1.5668% 6/5/20 (a)(b)	50,000,000	50,008,605
yankee 0.915% 9/4/20	29,000,000	28,837,232
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 1.2036% 7/23/20 (a)(b)	39,000,000	38,982,610
3 month U.S. LIBOR + 0.020% 1.7541% 11/10/20 (a)(b)	16,000,000	15,924,422
3 month U.S. LIBOR + 0.090% 1.7366% 8/26/20 (a)(b)	45,000,000	44,908,704
3 month U.S. LIBOR + 0.090% 1.7818% 8/17/20 (a)(b)	40,000,000	39,922,764
3 month U.S. LIBOR + 0.100% 0.9405% 9/16/20 (a)(b)	30,000,000	29,924,880
yankee:
1.85% 4/6/20	30,000,000	29,999,181
2.055% 5/5/20	20,000,000	19,975,344
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.050% 0.8931% 6/12/20 (a)(b)	45,000,000	44,931,362
3 month U.S. LIBOR + 0.050% 1.9594% 7/2/20 (a)(b)	5,000,000	4,990,257
1.89% 4/6/20	40,000,000	39,996,412
1.95% 4/15/20	40,000,000	39,981,668
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 1.3563% 8/6/20 (a)(b)	40,000,000	39,930,004
yankee:
2% 4/23/20	11,000,000	10,992,080
2% 5/5/20	50,000,000	49,943,270
Westpac Banking Corp.:
1 month U.S. LIBOR + 0.200% 1.1236% 4/23/20 (a)(b)	45,000,000	45,011,651
3 month U.S. LIBOR + 0.060% 1.3138% 6/4/20 (a)(b)	45,000,000	44,965,836
3 month U.S. LIBOR + 0.060% 1.3743% 6/5/20 (a)(b)	50,000,000	49,960,820
TOTAL COMMERCIAL PAPER
(Cost $4,309,054,043)		4,308,347,316
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $4,434,045,460)		4,433,335,246
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(69,673,392)
NET ASSETS - 100%		$4,363,661,854

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,867,830 or 9.8% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.